Discontinued Operations - Schedule Of Net income from discontinued operations (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operation, Tax effect of discontinued operation	¥ 0	¥ 0